Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Operating Segments

	For the year ended December 31, 2025
	Wholly-Owned Segment $	Controlled Founded Entities Segment $	Parent Company and Other $	Consolidated $
Contract revenue	—	—	4,659	4,659
Total revenue	—	—	4,659	4,659
General and administrative expenses	(11,401)	(120)	(35,097)	(46,618)
Research and development expenses	(55,900)	(701)	34	(56,567)
Total operating expenses	(67,301)	(821)	(35,063)	(103,185)
Operating income/(loss)	(67,301)	(821)	(30,405)	(98,527)
Income/(expenses) not allocated to segments
Other income/(expense):
Gain/(loss) on investment held at fair value				38,485
Realized gain/(loss) on sale of investments				375
Gain/(loss) on investment in notes from associates				(3,628)
Other income/(expense)				1,331
Total other income/(expense)				36,564
Net finance income/(costs)				(32,735)
Share of net income/(loss) of associates accounted for using the equity method				(17,928)
Gain on dilution of ownership interest in associate				1,699
Income/(loss) before taxes				(110,927)
	As of December 31, 2025
Available Funds
Cash and cash equivalents	6,361	116	245,993	252,470
Short-term Investments	—	—	24,829	24,829
Consolidated cash, cash equivalents and short-term investments	6,361	116	270,822	277,299

4.	Segment Information continued

	For the year ended December 31, 2024
	Wholly-Owned Segment $	Controlled Founded Entities Segment $	Parent Company and Other $	Consolidated $
Contract revenue	—	—	4,315	4,315
Grant revenue	513	—	—	513
Total revenue	513	—	4,315	4,828
General and administrative expenses	(8,888)	(173)	(62,408)	(71,469)
Research and development expenses	(56,849)	(672)	(11,933)	(69,454)
Total operating expenses	(65,737)	(845)	(74,341)	(140,923)
Operating income/(loss)	(65,224)	(845)	(70,026)	(136,095)
Income/(expenses) not allocated to segments
Other income/(expense):
Gain on deconsolidation				151,808
Gain/(loss) on investment held at fair value				(2,398)
Realized gain/(loss) on sale of investments				151
Gain/(loss) on investment in notes from associates				13,131
Other income/(expense)				961
Total other income/(expense)				163,652
Net finance income/(costs)				4,773
Share of net income/(loss) of associates accounted for using the equity method				(8,754)
Gain on dilution of ownership interest in associate				199
Income/(loss) before taxes				23,774
	As of December 31, 2024
Available Funds
Cash and cash equivalents	9,062	432	271,148	280,641
Short-term Investments	—	—	86,666	86,666
Consolidated cash, cash equivalents and short-term investments	9,062	432	357,814	367,307

	For the year ended December 31, 2023
	Wholly-Owned Segment $	Controlled Founded Entities Segment $	Parent Company and Other $	Consolidated $
Contract revenue	—	750	—	750
Grant revenue	270	—	2,310	2,580
Total revenue	270	750	2,310	3,330
General and administrative expenses	(13,203)	(562)	(39,530)	(53,295)
Research and development expenses	(87,069)	(672)	(8,494)	(96,235)
Total operating expenses	(100,272)	(1,233)	(48,024)	(149,530)
Operating income/(loss)	(100,002)	(483)	(45,714)	(146,199)
Income/(expenses) not allocated to segments
Other income/(expense):
Gain on deconsolidation				61,787
Gain/(loss) on investment held at fair value				77,945
Realized gain/(loss) on sale of investments				(122)
Gain/(loss) on investment in notes from associates				(27,630)
Other income/(expense)				(908)
Total other income/(expense)				111,072
Net finance income/(costs)				5,078
Share of net income/(loss) of associates accounted for using the equity method				(6,055)
Income/(loss) before taxes				(36,103)